COMMITMENTS AND CONTINGENCIES (Narrative) (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2019 USD ($)	Jun. 30, 2023 USD ($) € / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 $ / shares	Jan. 31, 2022 USD ($)	Mar. 31, 2016 USD ($)
Commitments And Contingencies [Line Items]
Outstanding letters of credit		$ 9,072	$ 9,072		$ 8,249
EBIDA tax rate excluding applicable taxes				10.00%	10.00%
Purchase price, per share | $ / shares			$ 0.4
Nominal value per share | € / shares		$ 0.45
Related Party [Member]
Commitments And Contingencies [Line Items]
Conversion price of loans | $ / shares						$ 0.4
Directors And Certain Employees [Member]
Commitments And Contingencies [Line Items]
Conversion price of loans | $ / shares						$ 0.4
Third Related Party [Member]
Commitments And Contingencies [Line Items]
Minimum agency fee payable		$ 3,253	$ 3,253	€ 3,000
Third Related Party Two [Member]
Commitments And Contingencies [Line Items]
Minimum agency fee payable	$ 3,000						$ 4,000
Maximum agency fee payable							$ 20,000
Percentage of shares of the subsidiary will be sold	50.00%			50.00%
Third Related Party Two [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Minimum agency fee payable					$ 4,000			$ 4,000
Commision expected to be received by third party							2.00%	2.00%
Third Related Party Two [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Commision expected to be received by third party	5.00%			5.00%	5.00%		3.00%	5.00%